Offerings	Aug. 06, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 1,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 153.10
Offering Note	No separate consideration will be received by the Registrant. Any shares issued pursuant to an offering of rights to acquire shares of common stock, including any shares issued pursuant to an over-subscription privilege or a secondary over-subscription privilege, will be shares registered under this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Subscription Rights to Acquire Shares of Common Stock
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received by the Registrant. Any shares issued pursuant to an offering of rights to acquire shares of common stock, including any shares issued pursuant to an over-subscription privilege or a secondary over-subscription privilege, will be shares registered under this Registration Statement.